BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF CONSIDERATION TO PURCHASE ISSUED AND OUTSTANDING EQUITY INTEREST

Consideration (In US$ thousands)

Cash consideration	$36,767
Deferred cash consideration	16,935
Total consideration – cash	53,702

First Earn-Out	2,716
Second Earn-Out	3,635
Third Earn-Out	-

Total estimated earn-out mechanisms	6,351

Total consideration	$60,053

SCHEDULE OF PURCHASE PRICE ALLOCATION

The following table summarizes the final purchase price allocation (in US$ thousands):

Allocation of consideration

Cash and cash equivalents	$382
Accounts receivable	8,565
Unbilled revenue	1,352
Service inventories	2,862
Prepaid assets	310
Other receivables	89
Other current assets	1,122
Property, plant and equipment	13,162
Intangible assets	29,100
Other assets	2,053
Total identifiable assets acquired	58,997

Accounts payable	5,294
Accrued expenses	2,465
Other current liabilities	200
Employee benefit liabilities	584
Net identifiable liabilities acquired	8,543
Total fair value of net assets acquired	50,454
Goodwill	9,599
Total consideration	$60,053

SCHEDULE OF ALLOCATION TO INTANGIBLE ASSETS	The allocation to intangible assets is as follows (in US$ thousands):
	Fair Value
	Total	Useful Life
	(In US$ thousands)
Customer relationships	$29,100	10 years
Total intangible assets	$29,100

SCHEDULE OF UNAUDITED PROFORMA INFORMATION

The following table summarizes the supplemental consolidated results of the Company on an unaudited pro-forma basis, as if the Action Business Combination had been consummated on January 1, 2021, for the year ended December 31, 2021 (in US$ thousands):

December 31, 2021

Revenues	$885,671
Net (loss) / income	(64,529)